Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	60,000	60,000	60,000
Preferred stock, Series A, designated		30,500	30,500
Preferred stock, Series A, shares issued		30,134	30,129
Preferred stock, Series A, shares outstanding		29,867	20,862
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000	150,000	150,000
Class A Common Stock
Treasury Stock Held	769	769	784
Common stock, shares issued	90,833	59,968	59,954
Common stock, shares outstanding	90,064	59,199	59,170
Class B Common Stock
Common stock, shares issued	13,782	28,169	28,169
Common stock, shares outstanding	13,782	28,169	28,169
Preferred Stock
Treasury Stock Held	0	267	267